Offerings - Offering: 1	Feb. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	169,000
Proposed Maximum Offering Price per Unit	109.04
Maximum Aggregate Offering Price	$ 18,427,760.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,544.87
Offering Note	(1) Note to Fee Calculation Rule and Proposed Maximum Offering Price Per Unit: Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), based upon the average of the high and low prices of the registrant's common stock, $0.01 par value per share ("Common Stock"), as reported on the New York Stock Exchange on February 19, 2026. (2) Note to Amount Registered: Pursuant to Rule 416(a) promulgated under the Securities Act, this Form S-8 registration statement shall also cover any additional shares of Common Stock that may from time to time be offered or issued resulting from stock splits, stock dividends, recapitalizations or similar adjustments of the outstanding Common Stock.